UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 20, 2010
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania   July 20, 2010
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        38
Form 13F Information Table Value Total:        68799
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC SHS CL A NEW     COM              G1151C101     2093    54150 SH       Sole                                      54150
AFLAC INC COM                  COM              001055102     1109    26000 SH       Sole                                      26000
APPLE COMPUTER INC COM         COM              037833100     2854    11345 SH       Sole                                      11345
BCE INC COM                    COM              05534B760      284     9700 SH       Sole                                       9700
CISCO SYS INC COM              COM              17275R102     1958    91886 SH       Sole                                      91886
COCA COLA CO COM               COM              191216100     2359    47068 SH       Sole                                      47068
DUKE ENERGY HOLDING CORPORATIO COM              26441C105     1282    80150 SH       Sole                                      80150
ECOLAB INC                     COM              278865100     1819    40501 SH       Sole                                      40501
ENTERPRISE PRODUCTS            COM              293792107      248     7000 SH       Sole                                       7000
EXXON MOBIL CORP COM           COM              30231G102     2234    39144 SH       Sole                                      39144
FISERV INC COM                 COM              337738108      960    21025 SH       Sole                                      21025
GENERAL DYNAMICS CORP COM      COM              369550108      782    13360 SH       Sole                                      13360
GENERAL ELEC CO COM            COM              369604103      234    16219 SH       Sole                                      16219
GENERAL MLS INC COM            COM              370334104     2284    64300 SH       Sole                                      64300
INTERNATIONAL BUS MACH COM     COM              459200101     1904    15420 SH       Sole                                      15420
JACOBS ENGR GROUP DEL COM      COM              469814107     1432    39300 SH       Sole                                      39300
JOHNSON & JOHNSON COM          COM              478160104     3264    55261 SH       Sole                                      55261
KINDER MORGAN ENERGY UT LTD PA COM              494550106     1751    26907 SH       Sole                                      26907
MEDTRONIC INC COM              COM              585055106     2325    64104 SH       Sole                                      64104
MICROSOFT CORP COM             COM              594918104     2198    95527 SH       Sole                                      95527
NIKE INC CL B                  COM              654106103     2236    33100 SH       Sole                                      33100
ORACLE CORP COM                COM              68389X105     1581    73650 SH       Sole                                      73650
PEPSICO INC COM                COM              713448108     3084    50606 SH       Sole                                      50606
PROCTER & GAMBLE CO COM        COM              742718109     2612    43554 SH       Sole                                      43554
SCHLUMBERGER LTD COM           COM              806857108     1632    29484 SH       Sole                                      29484
STAPLES INC COM                COM              855030102     1844    96775 SH       Sole                                      96775
STRYKER CORP COM               COM              863667101     2308    46109 SH       Sole                                      46109
T ROWE PRICE GROUP INC         COM              74144T108     2275    51251 SH       Sole                                      51251
TJX COS INC NEW COM            COM              872540109     2206    52575 SH       Sole                                      52575
UNITED TECHNOLOGIES CP COM     COM              913017109     2102    32381 SH       Sole                                      32381
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     2021    38650 SH       Sole                                      38650
WAL MART STORES INC COM        COM              931142103     2144    44601 SH       Sole                                      44601
NOVO-NORDISK A S ADR                            670100205     2772    34209 SH       Sole                                      34209
PETROLEO BRASILEIRO SA SPONSOR                  71654V408      908    26450 SH       Sole                                      26450
ROYAL DUTCH SHELL PLC SPONS AD                  780259206     1839    36615 SH       Sole                                      36615
SANOFI-AVENTIS                                  80105N105     2013    66950 SH       Sole                                      66950
ISHARES TR MSCI EMERG MKT                       464287234     1570    42075 SH       Sole                                      42075
JPMORGAN CHASE CAP XVI PFD TR                   481228203      281    11800 SH       Sole                                      11800